Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are required by SEC rules to disclose the following information regarding compensation paid to our Principal Executive Officer (the “PEO”) and our other Named Executive Officers (“NEOs”), collectively the (“Non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner prescribed by the SEC rules and do not necessarily align with how we or the Compensation Committee views the link between our performance and pay of our named executive officers. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above. As permitted under the rules applicable to smaller reporting companies, we are including two years of data and are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation S-K.

The following table sets forth additional compensation information of our PEO and Non-PEO NEOs, along with total shareholder return, and net income results for the years ended February 28, 2025, February 29, 2024 and February 28, 2023:

Year	Summary Compensation Table Total for PEO($)(1)	Compensation Actually Paid to PEO($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs($)(3)	Average Compensation Actually Paid to Non-PEO NEOs($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return($)(4)	Net Income (in 000’s)($)(5)
2025	116,986	116,986	255,259	255,259	159.00	815
2024	90,000	90,000	295,603	295,603	187.00	5,801
2023	90,000	90,000	295,402	295,402	100.80	826

(1) Represents the total compensation of our PEO, Tim Eriksen, as reported in the Summary Compensation Table for each year indicated.

(2) The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year.

(3) Represents the total average compensation of our other NEOs, Mark Matson and Carolyn Campbell, as reported in the Summary Compensation Table for each year indicated.

(4) Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on February 28, 2022. The Company did not issue any dividends during the fiscal years ended February 28, 2023, February 29, 2024 or February 28, 2025. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5) Represents our reported net income for each year indicated.

PEO Total Compensation Amount	$ 116,986	$ 90,000	$ 90,000
PEO Actually Paid Compensation Amount	$ 116,986	90,000	90,000
Adjustment To PEO Compensation, Footnote
	PEO			Non-PEO NEO
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$116,986	$90,000	$90,000	$255,259	$295,603	$295,402
- Grant date fair value of awards granted during the covered fiscal year
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year					-	-
+ Fair value as of the vesting date of any awards that are granted and vest in the same fiscal year

+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year

- Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
+ Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year
Compensation Actually Paid	$116,986	$90,000	$90,000	$255,259	$295,603	$295,402

Non-PEO NEO Average Total Compensation Amount	$ 255,259	295,603	295,402
Non-PEO NEO Average Compensation Actually Paid Amount	$ 255,259	295,603	295,402
Adjustment to Non-PEO NEO Compensation Footnote
	PEO			Non-PEO NEO
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$116,986	$90,000	$90,000	$255,259	$295,603	$295,402
- Grant date fair value of awards granted during the covered fiscal year
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year					-	-
+ Fair value as of the vesting date of any awards that are granted and vest in the same fiscal year

+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year

- Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
+ Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year
Compensation Actually Paid	$116,986	$90,000	$90,000	$255,259	$295,603	$295,402

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our NEOs and Company Performance

The following graphs show the relationship between the compensation actually paid to our PEO and our other NEOs to our total shareholder return and net income over the three fiscal years ending February 28, 2025 as reported in the table above:

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 159	187	100.8
Net Income (Loss)	$ 815,000	5,801,000	826,000
PEO Name	Tim Eriksen
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0